Leases (Details) - Schedule of supplemental cash flow information related to the operating leases - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2022	Aug. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	[1]	¥ 182,205	¥ 182,462
Supplemental noncash information:
ROU assets obtained in exchange for new operating lease liabilities	[1]	86,116	159,684
Decrease of ROU assets for early terminations	[1]	¥ (55,908)	¥ (23,125)

[1]	the relevant items have been restated for the adjustments disclosed in Note 2(d).